Restricted Net Assets and Parent Company Only Condensed Financial Information - Condensed Statements of Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure Of Financial Information [Line Items]
Administrative expenses	$ (14,515)		$ (20,806)	[1]	$ (19,014)	[1]
Other gain - net	2,774		1,889	[1]	(1,547)	[1]
Operating loss	(62,074)		(119,316)	[1]	(98,107)	[1]
Finance income—net	2,691		1,523	[1]	90	[1]
Fair value loss of financial instruments with preferred rights	0		0	[1]	(103,983)	[1]
Loss before income tax	(59,383)		(117,793)	[1]	(202,000)	[1]
Tax income (expense)	(120)		(298)	[1]	(266)	[1]
Net loss	(59,503)	[2]	(118,091)	[1],[3],[4]	(202,266)	[1],[3],[4]
Parent
Disclosure Of Financial Information [Line Items]
Administrative expenses	(5,112)		(6,035)		(6,790)
Other gain - net	2,503		248		0
Operating loss	(2,609)		(5,787)		(6,790)
Finance income—net	2,104		1,352		0
Fair value loss of financial instruments with preferred rights	0		0		(103,983)
Loss before income tax	(505)		(4,435)		(110,773)
Tax income (expense)	0		0		0
Net loss	$ (505)		$ (4,435)		$ (110,773)

[1]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of loss for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.

[2]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of changes in shareholders' (deficit)/equity for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.

[3]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of comprehensive loss for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.

[4]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of changes in shareholders' (deficit)/equity for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.